Investments	12 Months Ended
Dec. 31, 2013
Investments
Investments

8. Investments

        In conjunction with the acquisition of Knology, the Company acquired investments and equity ownership in its associated companies which consisted of the following:

	December 31, 2013	December 31, 2012
	(in millions)
Rio Holdings, Inc	$0.9	$0.9
Knology Condominium Association	0.1	1.3
Tower Cloud, Inc	15.7	15.7

Total investments	$16.7	$17.9

        Rio Holdings, Inc. ("Rio Holdings") owns 24.7% class A general partnership units in Grande Investment, L.P., which through a holding company owns 100% of Grande Communications Networks, LLC. The Company's investment in Rio Holdings is accounted for under the cost method of accounting adjusted for impairment write-downs because the Company owns less than 20% interest in Rio Holdings.

        In 2003, PraireWave Holdings, Inc. (a company subsequently acquired by Knology) formed the Knology Condominium Associated ("KCA"), formerly known as the PraireWave Condo Association, by contributing land and other assets. In June 2003, PraireWave Holdings, Inc. ("PraireWave") and a real estate developer entered into a Condominium Unit Purchase Agreement, whereby the developer committed to construct a building connected to the PraireWave's offices in Sioux Falls, South Dakota. The Company continues to utilize these offices for its Sioux Falls operations. The real estate developer paid PraireWave one dollar and granted it an option to acquire the developer's condominium interest in KCA and the building to be constructed for approximately $5.2 million. The option was exercisable from June 1, 2012 to May 31, 2013. In May 2013, the Company sold the option right to a third party and impaired the investment to its fair value, which was the price paid for the option in the amount of $0.1 million. The Company's investments in KCA is accounted for under the equity method of accounting.

        As of December 31, 2013, the Company, through its wholly owned subsidiaries, owned approximately 33,620,177 shares, or 9.6%, of the series A and B preferred stock of Tower Cloud, Inc. ("Tower Cloud"). The Company's investment in Tower Cloud is accounted for under the cost method of accounting adjusted for impairment write-downs. The Company did not estimate the fair value of the investment in Tower Cloud since there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment.